Offsetting Liabilities IFRS 9 (Details) - IFRS 9 [Member]	Dec. 31, 2018 EUR (€)
Gross amounts of financial liabilities [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	€ 564,405
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	7,145
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	1,399
Securities loaned (enforceable)	3,164
Securities loaned (non-enforceable)	195
Financial liabilities at fair value through profit or loss (enforceable)	399,625
Of which: Negative market values from derivative financial instruments (enforceable)	309,401
Financial liabilities at fair value through profit or loss (non-enforceable)	87,524
Of which: Negative market values from derivative financial instruments (non-enforceable)	11,064
Total financial liabilities at fair value through profit or loss	487,149
Other liabilities	132,470
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	2,537
Remaining liabilities not subject to netting	173,577
Total liabilities	1,369,503
Gross amounts set off on the balance sheet [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	(3,677)
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	0
Securities loaned (enforceable)	0
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss (enforceable)	(71,469)
Of which: Negative market values from derivative financial instruments (enforceable)	(18,978)
Financial liabilities at fair value through profit or loss (non-enforceable)	0
Of which: Negative market values from derivative financial instruments (non-enforceable)	0
Total financial liabilities at fair value through profit or loss	(71,469)
Other liabilities	(14,957)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(615)
Remaining liabilities not subject to netting	0
Total liabilities	(90,104)
Net amounts of financial liabilities presented on the balance sheet [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	564,405
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	3,468
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	1,399
Securities loaned (enforceable)	3,164
Securities loaned (non-enforceable)	195
Financial liabilities at fair value through profit or loss (enforceable)	328,156
Of which: Negative market values from derivative financial instruments (enforceable)	290,423
Financial liabilities at fair value through profit or loss (non-enforceable)	87,524
Of which: Negative market values from derivative financial instruments (non-enforceable)	11,064
Total financial liabilities at fair value through profit or loss	415,680
Other liabilities	117,513
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,922
Remaining liabilities not subject to netting	173,577
Total liabilities	1,279,400
Impact of Master Netting Agreements [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	0
Securities loaned (enforceable)	0
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss (enforceable)	(251,495)
Of which: Negative market values from derivative financial instruments (enforceable)	(250,908)
Financial liabilities at fair value through profit or loss (non-enforceable)	0
Of which: Negative market values from derivative financial instruments (non-enforceable)	0
Total financial liabilities at fair value through profit or loss	(251,495)
Other liabilities	(42,260)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(1,670)
Remaining liabilities not subject to netting	0
Total liabilities	(293,755)
Cash collateral [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	0
Securities loaned (enforceable)	0
Securities loaned (non-enforceable)	0
Financial liabilities at fair value through profit or loss (enforceable)	(25,232)
Of which: Negative market values from derivative financial instruments (enforceable)	(25,232)
Financial liabilities at fair value through profit or loss (non-enforceable)	(2,301)
Of which: Negative market values from derivative financial instruments (non-enforceable)	(1,494)
Total financial liabilities at fair value through profit or loss	(27,533)
Other liabilities	(73)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(71)
Remaining liabilities not subject to netting	0
Total liabilities	(27,606)
Financial instrument collateral [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	(3,468)
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	(1,140)
Securities loaned (enforceable)	(3,164)
Securities loaned (non-enforceable)	(164)
Financial liabilities at fair value through profit or loss (enforceable)	(40,935)
Of which: Negative market values from derivative financial instruments (enforceable)	(4,805)
Financial liabilities at fair value through profit or loss (non-enforceable)	(11,268)
Of which: Negative market values from derivative financial instruments (non-enforceable)	(573)
Total financial liabilities at fair value through profit or loss	(52,204)
Other liabilities	(158)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(158)
Remaining liabilities not subject to netting	0
Total liabilities	(60,297)
Net amount [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	564,405
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	259
Securities loaned (enforceable)	0
Securities loaned (non-enforceable)	31
Financial liabilities at fair value through profit or loss (enforceable)	10,493
Of which: Negative market values from derivative financial instruments (enforceable)	9,478
Financial liabilities at fair value through profit or loss (non-enforceable)	73,955
Of which: Negative market values from derivative financial instruments (non-enforceable)	8,996
Total financial liabilities at fair value through profit or loss	84,448
Other liabilities	75,022
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	23
Remaining liabilities not subject to netting	173,577
Total liabilities	€ 897,742